Noncontrolling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
Noncontrolling Interest

Note 11. NONCONTROLLING INTEREST

The non-controlling interest balance primarily represents the Up-C Units of the Company held by the Members. The following table summarizes the stock ownership in the Company as of September 30, 2023:

	Shares of Common Stock	Ownership Percentage
Ownership of Class A Common Stock	13,799,230	9.99%
Ownership of Class V Common Stock	124,264,645	90.01%
Balance at end of period	138,063,875	100.00%

The non-controlling interest holders have the right to exchange Up-C Units, at the Company’s option, for (i) cash or (ii) one share of Class A Common Stock, subject to the provisions set forth in the LLC Agreement. As such, future exchanges of Up-C Units by non-controlling interest holders will result in a change in ownership and reduce or increase the amount recorded as non-controlling interest and increase or decrease additional paid-in-capital or retained earnings when the Company has positive or negative net assets, respectively. As of September 30, 2023, 2.5 million Up-C Units have been exchanged into shares of Class A Common Stock. In addition, 0.5 million new Up-C Units were issued during the nine months ended September 30, 2023.

In addition to the non-controlling interest related to Up-C Units, the Company also has non-controlling interests related to MAO-MSO Recovery LLC Series FHCP (“FHCP”), which is a non-wholly owned subsidiary of MSP Recovery. In accordance with FHCP’s operating agreement, the noncontrolling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the noncontrolling member is entitled to 80% of claims recoveries by FHCP. The controlling member is allocated 100% of the costs of FHCP. Since the Preferred Return exceeds the total members’ equity of FHCP as of both September 30, 2023 and December 31, 2022, the non-controlling interest also includes $4.3 million representing the entire members’ equity of FHCP.

Note 12. NONCONTROLLING INTEREST

The non-controlling interest balance primarily represents the Up-C Units of the Company held by the Members. The following table summarizes the ownership of Units in the Company as of December 31, 2022:

	Common Stock	Ownership Percentage
Ownership of Class A Common Stock	2,984,212	2.32%
Ownership of Class V Common Stock	125,919,180	97.68%
Balance at end of period	128,903,392	100.00%

The non-controlling interest holders have the right to exchange Up-C Units, at the Company’s option, for (i) cash or (ii) one share of Class A Common Stock, subject to the provisions set forth in the LLC Agreement. As such, future exchanges of Up-C Units by non-controlling interest holders will result in a change in ownership and reduce or increase the amount recorded as non-controlling interest and increase or decrease additional paid-in-capital or retained earnings when the Company has positive or negative net assets, respectively. As of December 31, 2022, 0.3 million Up-C Units have exchanged into Class A shares.

In addition to the non-controlling interest related to Up-C Units, the Company also has non-controlling interests related to the Series as noted in Note 10, Variable Interest Entities, and MAO-MSO Recovery LLC Series FHCP (“FHCP”), which is a non-wholly owned subsidiary of MSP Recovery, LLC. In accordance with FHCP’s operating agreement, the noncontrolling member is entitled to a preferred return of 20% per annum (the “Preferred Return”). Once the Preferred Return has been met, the noncontrolling member is entitled to 80% of Claims recoveries by FHCP. The controlling member is allocated 100% of the costs of FHCP. Since the Preferred Return exceeds the total members’ equity of FHCP as of December 31, 2022 and December 31, 2021, the non-controlling interest also includes $4.3 million representing the entire members’ equity of FHCP.